LEASES - Right-of-use assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 581	$ 651
Additions and adjustments	17	61
Disposals and other	2	(13)
Depreciation	(82)	(91)
Impairment		(27)
Ending balance, right-of-use assets	518	581
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	168	213
Additions and adjustments	26	2
Disposals and other	0	0
Depreciation	(18)	(20)
Impairment		(27)
Ending balance, right-of-use assets	176	168
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	177	221
Additions and adjustments	0	1
Disposals and other	2	(4)
Depreciation	(37)	(41)
Impairment		0
Ending balance, right-of-use assets	142	177
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	143	121
Additions and adjustments	1	40
Disposals and other	0	0
Depreciation	(17)	(18)
Impairment		0
Ending balance, right-of-use assets	127	143
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	93	96
Additions and adjustments	(10)	18
Disposals and other	0	(9)
Depreciation	(10)	(12)
Impairment		0
Ending balance, right-of-use assets	$ 73	$ 93